Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES:

Our consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States (hereinafter -“U.S GAAP”). The preparation of our consolidated financial statements and related disclosures requires us to make estimates and judgments that affect the reported amounts of assets, liabilities, costs and expenses and the disclosure of contingent assets and liabilities in our financial statements. We base our estimates on historical experience, known trends and events and various other factors that we believe are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. We evaluate our estimates and assumptions on an ongoing basis. Our actual results may differ from these estimates under different assumptions or conditions.

In particular, a number of estimates have been and will continue to be affected by the ongoing COVID-19 pandemic. The severity, magnitude and duration, as well as the economic consequences, of the COVID-19 pandemic, are uncertain, rapidly changing and difficult to predict. As a result, the accounting estimates and assumptions may change over time in response to COVID-19. Such changes could have an additional impact on the Company’s long-lived asset and intangible asset valuation; inventory valuation; and the allowance for expected credit losses.

a.	Use of estimates in the preparation of financial statements

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates and such differences may have a material impact on the Company’s consolidated financial statements. As applicable to these consolidated financial statements, the most significant estimates relate to assets acquired and liabilities assumed through business combination, goodwill impairment, useful lives of intangible assets, deferred taxes and share-based payments.

b.	Functional currency

The U.S. dollar is the currency of the primary economic environment in which the operations of the Company and its subsidiaries is conducted. A substantial portion of the operational costs are denominated in U.S. dollars. Accordingly, the functional currency of the Company is the U.S. dollar (“primary currency”). Foreign currency assets and liabilities are translated into the primary currency using the exchange rates in effect on the consolidated balance sheet date. Equity accounts are translated at historical rates, except for the change in accumulated deficit during the year, which is the result of the income statement translation process. Revenue and expense accounts are translated using the weighted average exchange rate during the period. Currency transaction gains and losses are presented in financial income and expenses, net.

c.	Business Combinations

The Company allocates the fair value of consideration transferred in a business combination to the assets acquired, liabilities assumed, and non-controlling interests in the acquired business based on their fair values at the acquisition date. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred. The excess of the fair value of the consideration transferred plus the fair value of any non-controlling interest in the acquiree over the fair value of the assets acquired, liabilities assumed in the acquired business is recorded as goodwill. The fair value of the consideration transferred may include a combination of cash, equity securities, earn out payments and deferred payments. The allocation of the consideration transferred in certain cases may be subject to revision based on the final determination of fair values during the measurement period, which may be up to one year from the acquisition date. The cumulative impact of revisions during the measurement period is recognized in the reporting period in which the revisions are identified. The Company includes the results of operations of the businesses that it has acquired in its consolidated results prospectively from the respective dates of acquisition.

The Company records obligations in connection with its business combinations at fair value on the acquisition date. Each reporting period thereafter, the Company revalues earn-out liabilities and records the changes in their fair value in the consolidated statements of operations and comprehensive loss.

Changes in the fair value of earn-out liabilities can result from adjustments to the discount rates, the Company’s shares price, sales and profitability targets. This fair value measurement represent Level 3 measurements, as they are based on significant inputs not observable in the market. Significant judgment is required in determining the assumptions utilized as of the acquisition date and for each subsequent period. Accordingly, changes in the assumptions described above could have a material impact on the Company’s consolidated results of operations.

d.	Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

e.	Marketable Securities

All highly liquid investments are classified as marketable securities and have been classified and accounted for as available-for-sale. Investment in securities consists of debt securities classified as available-for-sale and recorded at fair value. The Company classifies its marketable securities as either short-term or long-term based on each instrument’s underlying contractual maturity date. Unrealized gains and losses on marketable debt securities classified as available-for-sale are reported net of the related tax effect in other comprehensive income/(loss).

f.	Accounts receivables

Accounts receivable are presented net of the allowance for expected credit loss and consists of short term receivables that arise in the normal course of business. The Company performs ongoing credit evaluations of its customer’s financial condition and typically requires no collateral from its customers.

The Company adopted the Current Expected Credit Losses (“CECL”) guidance effective January 1, 2020. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations.

Changes in the allowance for credit losses are recognized in, general and administrative expenses. Accounts receivables are written-off against the allowance for credit losses when management deems the accounts are no longer collectible.

g.	Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

%
Computers and electronic equipment	15-33
Office furniture and lab equipment	6-20
Vehicles	33
Equipment and machinery	10-20
Leasehold Improvement	10
Land	N/A

The depreciable life of leasehold improvements is limited by the expected lease term, unless there is a transfer of title or a purchase option for the leased asset reasonably certain of exercise.

h.	Intangible Assets, net

Goodwill

Goodwill reflects the excess of the consideration transferred plus the fair value of any non-controlling interest in the acquiree at the business combination date over the fair values of the identifiable net assets acquired. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. The Company allocates goodwill to its reporting units based on the reporting unit expected to benefit from the business combination.   The primary items that generate goodwill include the value of the synergies between the acquired companies and the Company and the acquired assembled workforce, neither of which qualifies for recognition as an intangible asset. ASC 350, “Intangibles - Goodwill and other” (“ASC 350”) requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances and written down when impaired. ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the quantitative goodwill impairment test two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the quantitative first step of the goodwill impairment test.

The provisions of the accounting standard for goodwill allow the Company to first assess qualitative factors to determine whether it is necessary to perform the next goodwill impairment quantitative test. Examples of events or circumstances that may be indicative of impairment include but are not limited to: macroeconomic and industry conditions, overall financial performance and adverse changes in legal, regulatory, market share and other relevant entity specific events. The carrying value of each reporting unit is determined by assigning the assets and liabilities, including the existing goodwill, to those reporting units. When necessary, the Company records charges for impairments of goodwill for the amount by which the carrying amount exceeds the fair value of these assets. No goodwill impairment charge was recorded in 2021.

other Intangible Assets, net

Definite life intangible assets are amortized using the straight-line method over their estimated period of useful life. Amortization of acquired developed technology, image big data, market platform, trade names, customer relationships and radiologist relationships are recorded under cost of revenues and selling and marketing expenses. In addition, the remaining amortization period for the impaired asset would be reassessed and, if necessary, revised.

i.	Impairment of long-lived assets

The Company tests long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Recoverability of long-lived assets is measured by comparing the carrying amount of the long-lived asset to the estimated undiscounted future cash flows expected to be generated by the asset or asset group. If the sum of the expected undiscounted cash flow is less than the carrying amount of the asset, the Company recognizes an impairment loss, which is the excess of the carrying amount over the fair value of the asset, using the expected future discounted cash flows.

j.	Severance pay

Israeli labor law generally requires severance pay be granted upon dismissal of an employee or upon termination of employment under certain other circumstances. Pursuant to Section 14 of the Severance Compensation Act, 1963 (“Section 14”), all of the Company’s employees in Israel are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments under Section 14 relieve the Company from any future severance payment obligation with respect to those employees and, as such, the Company may only utilize the insurance policies for the purpose of disbursement of severance pay. As a result, the Company does not recognize an asset nor liability for these employees.

In 2021 and 2020, all of the employees of the Company and its subsidiary in Israel are subject to Section 14 of the Severance Law.

k.	Legal and other contingencies

Certain conditions, such as legal proceedings, may exist as of the date the consolidated financial statements are issued that may result in a loss to the Company, but that will only be resolved when one or more future events occur or fail to occur. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates with its legal advisors the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. Such assessment inherently involves an exercise of judgment. Legal fees are expensed as incurred.

Management applies the guidance in ASC 450-20-25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss would be incurred and the amount of the liability can be estimated, then the Company records an accrued expense in the Company’s consolidated financial statements based on its best estimate. Loss contingencies considered to be remote by management are generally not disclosed unless material. For additional information see note 11.

l.	Revenue Recognition

The majority of the Company’s revenues are derived from radiology services fees received from various payors based on established billing rates. Revenues are derived directly from hospitals and healthcare providers. The Company recognizes revenue in the period in which the performance obligation is satisfied. The Company records the amount of revenue that reflects the consideration that it expects to receive in exchange for those services. The Company applies the following five-step model in order to determine this amount: (i) identification of the contract with a customer; (ii) identification of the promised services in the contract and determination of whether they represent performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

The Company records deferred revenue for any upfront payments received in advance of the Company’s performance obligations being satisfied. These contract liabilities consist principally of unearned radiology service fee.

m.	Research and development expenses

Research and development expenses are charged to the statement of operations as incurred and consist primarily of personnel, materials and supplies for research and development activities.

n.	Income tax

1)	The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. Deferred tax liabilities and assets are classified as non-current in accordance with ASU 2015-17.

2)	Taxes that would apply in the event of disposal of investments in foreign subsidiaries have not been taken into account in computing the deferred income taxes, as it is the Company’s intent and ability to hold these investments.

3)	The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits under taxes on income (tax benefit).

4)	Valuation allowances are provided unless it is more likely than not that the deferred tax asset will be realized. In the determination of the appropriate valuation allowances, the Company considers future reversals of existing taxable temporary differences, the most recent projections of future business results, prior earnings history, carryback and carry forward and prudent tax strategies that may enhance the likelihood of realization of a deferred tax asset. Assessments for the realization of deferred tax assets made at a given balance sheet date are subject to change in the future, particularly if earnings of a subsidiary are significantly higher or lower than expected, or if the Company takes operational or tax positions that could impact the future taxable earnings of a subsidiary.

o.	Share-based compensation

The Company accounts for share-based compensation under ASC 718, “Compensation - Stock Compensation,” which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to non-employees, employees, officers and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant. The Company uses the Black-Scholes-Merton option-pricing model as part of such estimation.

Prior to the adoption of ASU 2018-07, warrants issued to consultants and other non-employees, as compensation for services provided to the Company, were accounted for based upon the fair value of the warrants. The fair value of the warrants granted was measured on a final basis at the end of the related service period and was recognized over the related service period using the straight-line method. After the adoption of ASU 2018-07, the measurement date for non-employee awards is the date of the grant. The compensation expense for non-employees is recognized without changes in the fair value of the award, over the requisite service period, which is the vesting period of the respective award using the straight line. The Company adopted ASU 2018-07 as of January 1, 2019 with no impact on its consolidated financial statements as all of the Company’s awards were fully vested at the adoption date.

The Company recognizes compensation expenses for its stock-based option awards and RSUs on a straight-line basis over the requisite service period (primarily a four-year period). The Company accounts for forfeitures as they occur.

p.	Loss per share

Basic earnings per share is computed by dividing net income (loss) attributable to holders of ordinary shares of the Company by the weighted average number of ordinary shares outstanding for each reporting period.

In computing the Company’s diluted earnings per share, the denominator for diluted earnings per share is a computation of the weighted-average number of ordinary shares and the potential dilutive ordinary shares outstanding during the period. Potential dilutive ordinary shares outstanding include the dilutive effect of in-the-money options using the treasury stock method.

The Company did not take into account any dilutive instruments, such as investor warrants , share-based payments and earn-out liability - contingently issuable ordinary shares , since their effect, on a fully diluted basis, is anti-dilutive.

q.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Company’s financial instruments consist mainly of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other liabilities. The fair value of these financial instruments approximates their carrying values.

	Balance as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (*)	-	29,697		29,697
Marketable securities	-	89,911	-	89,911

Total assets	-	119,608	-	119,608

Liabilities:
Long term loan (**)	-	-	3,796	3,796
Contingent short term earnout liability	-	-	42,471	42,471
Contingent long-term earnout liability	-	-	5,814	5,814
Total liabilities	-	-	52,081	52,081

The Company classifies AFS securities within Level 2 because it uses alternative pricing sources and models utilizing market observable inputs to determine their fair value

(*)	As of December 31, 2021, approximately $29,697 thousand of debt securities were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria.

(**)	Since the loan was originated in September 2021, the fair value of the long term loan approximates its carrying value.

r.	Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, marketable securities and accounts receivable.

The Company’s cash and cash equivalents and restricted cash are invested with major banks in Israel, United States, Korea and Japan. Generally, these investments may be redeemed upon demand and the Company believes that the financial institutions that hold the Company’s cash balances are financially sound and, accordingly, bear minimal risk.

s.	Offering Costs

Deferred offering costs directly relating to the Company’s private and initial public offering, were capitalized and offset against proceeds upon the consummation of the private and IPO transactions in shareholders’ equity.

t.	Leases

On January 1, 2019 the Company adopted ASU No. 2016-02, Leases (“Topic 842”), The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets, current maturities of operating leases liabilities and Non-current operating leases liabilities in the consolidated balance sheets.

The Company also elected not separating lease components from non-lease components and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of operations on a straight-line basis over the lease term.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized as of the commencement date based on the present value of lease payments over the lease term. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined. As the Company’s leases do not provide an implicit rate, the Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term (see also note 7).

The Company presents unrecognized tax benefits as a reduction to deferred tax asset where a net operating loss, a similar tax loss, or a tax credit carryforward that are available, under the tax law of the applicable jurisdiction, to offset any additional income taxes that would result from the settlement of a tax position.

u.	Segment reporting

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Company’s Chief Executive Officer (the “CODM”), who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit and operating loss by the three identified reportable segments. The Company’s business includes three operating segments based on the services that the Company provides. The three segments are composed from the Nanox.Arc segment, AI solutions and the Radiology services division segment.

v.	Newly issued and recently adopted accounting pronouncements:

Accounting Pronouncements Adopted in Current year

. In December 2019, the FASB issued ASU 2019-12, Income Taxes (“Topic 740”): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles and simplification of areas such as franchise taxes, step-up in tax basis goodwill, separate entity financial statements and interim recognition of enactment of tax laws or rate changes. The guidance was effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company adopted this guidance since January 1, 2021, with no material impact on its consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08 “Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”, which requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606, Revenue from Contracts with Customers. The guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquire. The guidance should be applied prospectively to acquisitions occurring on or after the effective date. The guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted, including in interim periods, for any financial statements that have not yet been issued. The Company early adopted ASU 2021-08 since January 1, 2021, with no material impact on its consolidated financial statements.

Recently issued accounting pronouncements, not yet adopted

In August 2020, the FASB issued ASU 2020-06 “Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815 – 40).” This guidance simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The amendments to this guidance are effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. The Company will adopt this guidance effective January 1, 2022, with no material impact on its consolidated financial statements.